Commitment and contingencies - Commitment (Details) $ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Apr. 16, 2021 MXN ($)	Mar. 26, 2013 MXN ($) item	Mar. 31, 2023 MXN ($)	Mar. 31, 2022 MXN ($)	Apr. 30, 2021 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Commitment and contingencies
Payment of long-term debt						$ 1,200,000	$ 70,926	$ 2,700,000	$ 13,967
Current portion of long-term debt								1,500,000
Short-term debt								$ 1,200,000	$ 2,700,000
Debt securities issued in the Mexican market on March 26, 2013
Commitment and contingencies
Principal amount		$ 1,500,000
Term of loan		10 years
Number of airports guaranteeing the certificates | item		9
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Debt securities issued in the Mexican market on April 16, 2021
Commitment and contingencies
Principal amount	$ 1,000,000				$ 1,000,000
Term of loan	5 years				5 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Commitment and contingencies
Principal amount	$ 2,500				$ 2,500,000
Term of loan	7 years				7 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Debt securities issued in the Mexican market on March 31, 2022
Commitment and contingencies
Principal amount				$ 1,700,000
Term of loan				5 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Debt securities issued in the Mexican market on March 31, 2022, accruing interest at a fixed rate
Commitment and contingencies
Principal amount				$ 2,300,000
Term of loan				7 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Debt securities issued in the Mexican market on March 31, 2023
Commitment and contingencies
Principal amount			$ 640,000
Term of loan			3 years 4 months 24 days
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on March 31, 2023, accruing interest at a fixed rate
Commitment and contingencies
Principal amount			$ 2,560,000
Term of loan			7 years
Percentage of airports guaranteeing the certificates (as a percent)			80.00%